Financial Risks - Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets - Mortgage Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	€ 77,412
Ending balance	73,865	€ 77,412
Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,407
Ending balance	10,156	10,407
Mortgages [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2
Ending balance	33	2
Mortgages [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,405
Ending balance	10,123	10,405
Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,418	24,437
Financial assets derecognized during the period other than write-offs	(571)	(2,521)
New financial assets originated or purchased	691	3,848
Amortizations through income statement		(2)
Realized gains and losses through income statement		36
Net exchange differences	(355)	617
Other movements		(1,474)
Transfer to/from other headings		(2)
Transfers to disposal groups		(14,521)
Ending balance	10,182	10,418
Mortgages [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2	391
Financial assets derecognized during the period other than write-offs	(5)	(62)
New financial assets originated or purchased		109
Net exchange differences	(1)	2
Transfers to disposal groups		(918)
Ending balance	35	2
Mortgages [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,416	24,032
Financial assets derecognized during the period other than write-offs	(566)	(2,456)
New financial assets originated or purchased	691	3,738
Amortizations through income statement		(2)
Realized gains and losses through income statement		36
Net exchange differences	(354)	615
Other movements		(1,474)
Transfer to/from other headings		(2)
Transfers to disposal groups		(13,590)
Ending balance	10,147	10,416
Mortgages [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		14
Financial assets derecognized during the period other than write-offs		(3)
Transfers to disposal groups		(13)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	39	508
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(39)	(508)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(1)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		1
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(29)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		29
Mortgages [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(12)
Ending balance	(26)	(12)
Mortgages [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	(1)
Mortgages [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(12)
Ending balance	€ (24)	€ (12)